Christopher E. Palmer +1 202 346 4253 cpalmer@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036

goodwinlaw.com +1 202 346 4000

August 4, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Insurance and Annuity Company

PIA Variable Life Account I

Initial Registration Statement on Form N-6

File Nos. 333-_____; 811-23646

Please find enclosed herewith an initial registration statement on Form N-6 filed on behalf of The Penn Insurance and Annuity Company (the “Company”) and its separate account, the PIA Variable Life Account I. The registration statement relates to a new individual, flexible premium adjustable variable universal life insurance policy, the Accumulation Variable Universal Life Insurance Policy.

We are providing our staff reviewer with courtesy copies of the prospectus, the statement of additional information, and the initial summary prospectus, all presented in composition format.

Thank you for your attention to this filing. If you have any comments or questions regarding this initial registration statement, please direct them to Will Lane at 202.346.4304 or WLane@goodwinlaw.com or me at 202.346.4253 or CPalmer@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Will or me.

Sincerely,

/s/ Christopher E. Palmer

Christopher E. Palmer